Condensed Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($)	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2021	$ 520,000	$ 46	$ 104,725,986	$ (78,656,861)	$ 26,589,171
Balance (in Shares) at Dec. 31, 2021	173,333	458,152
Stock based compensation expense			1,509,232		1,509,232
Shares issued as stock based compensation		$ 2	135,035		135,037
Shares issued as stock based compensation (in Shares)		22,295
Series C Preferred stock dividends			(300,000)		(300,000)
Series F Preferred stock dividends				(28,456)	(28,456)
Net loss				(6,924,965)	(6,924,965)
Balance at Dec. 31, 2022	$ 520,000	$ 48	106,070,253	(85,610,282)	20,980,019
Balance (in Shares) at Dec. 31, 2022	173,333	480,447
Stock based compensation expense			1,198,397		1,198,397
Shares issued as stock based compensation		$ 10	13,872		13,882
Shares issued as stock based compensation (in Shares)		99,000
Fees incurred in connection with equity offerings			(816,017)		(816,017)
Fractional shares issued in the 1-for-20 stock split		$ 4	(4)
Fractional shares issued in the 1-for-20 stock split (in Shares)		40,228
Warrants exercised for common stock		$ 6	162,488		162,494
Warrants exercised for common stock (in Shares)		64,481
Sale of common stock, warrants and pre-funded warrants pursuant to a registration statement on Form S-1		$ 70	5,211,358		5,211,428
Sale of common stock, warrants and pre-funded warrants pursuant to a registration statement on Form S-1 (in Shares)		701,250
Series F Preferred stock converted to common stock	$ (201,000)	$ 3	200,997
Series F Preferred stock converted to common stock (in Shares)	(67,000)	27,089
Common stock issued to settle Series F Preferred stock dividends		$ 1	48,388		48,389
Common stock issued to settle Series F Preferred stock dividends (in Shares)		6,522
Series C Preferred stock dividends			(225,000)		(225,000)
Net loss				(5,545,795)	(5,545,795)
Balance at Sep. 30, 2023	$ 319,000	$ 142	111,864,732	(91,156,077)	21,027,797
Balance (in Shares) at Sep. 30, 2023	106,333	1,419,017
Balance at Dec. 31, 2022	$ 520,000	$ 48	106,070,253	(85,610,282)	20,980,019
Balance (in Shares) at Dec. 31, 2022	173,333	480,447
Stock based compensation expense			1,563,558		1,563,558
Shares issued as stock based compensation		$ 10	13,872		13,882
Shares issued as stock based compensation (in Shares)		99,000
Sale of common stock and warrants pursuant to a registration statement on Form S-1		$ 70	5,211,358		5,211,428
Sale of common stock and warrants pursuant to a registration statement on Form S-1 (in Shares)		701,250
Fees incurred in connection with equity offerings			(1,026,607)		(1,026,607)
Fractional shares issued in the 1-for-20 stock split		$ 4	(4)
Fractional shares issued in the 1-for-20 stock split (in Shares)		40,228
Warrants exercised for common stock		$ 80	1,165,076		1,165,156
Warrants exercised for common stock (in Shares)		795,876
Series F Preferred stock converted to common stock	$ (201,000)	$ 3	200,997
Series F Preferred stock converted to common stock (in Shares)	(67,000)	27,089
Common stock issued to settle Series F Preferred stock dividends		$ 1	48,388		48,389
Common stock issued to settle Series F Preferred stock dividends (in Shares)		6,522
Series C Preferred stock dividends			(300,000)		(300,000)
Net loss				(14,550,609)	(14,550,609)
Balance at Dec. 31, 2023	$ 319,000	$ 216	112,946,891	(100,160,891)	13,105,216
Balance (in Shares) at Dec. 31, 2023	106,333	2,150,412
Balance at Jun. 30, 2023	$ 319,000	$ 133	111,521,965	(89,711,601)	22,129,497
Balance (in Shares) at Jun. 30, 2023	106,333	1,325,017
Stock based compensation expense			406,097		406,097
Shares issued as stock based compensation		$ 9	11,670		11,679
Shares issued as stock based compensation (in Shares)		94,000
Series C Preferred stock dividends			(75,000)		(75,000)
Net loss				(1,444,476)	(1,444,476)
Balance at Sep. 30, 2023	$ 319,000	$ 142	111,864,732	(91,156,077)	21,027,797
Balance (in Shares) at Sep. 30, 2023	106,333	1,419,017
Balance at Dec. 31, 2023	$ 319,000	$ 216	112,946,891	(100,160,891)	13,105,216
Balance (in Shares) at Dec. 31, 2023	106,333	2,150,412
Cancellation of common stock
Cancellation of common stock (in Shares)		(50)
Shares issued as stock based compensation		$ 4	5,771		5,775
Shares issued as stock based compensation (in Shares)		46,200
Common stock withheld to pay taxes			(4,235)		(4,235)
Common stock withheld to pay taxes (in Shares)		(3,025)
Fees incurred in connection with equity offerings			(960,700)		(960,700)
Warrants exercised for common stock		$ 822	7,398		8,220
Warrants exercised for common stock (in Shares)		8,220,084
Sale of common stock, warrants and pre-funded warrants pursuant to a registration statement on Form S-1		$ 145	4,492,053		4,492,198
Sale of common stock, warrants and pre-funded warrants pursuant to a registration statement on Form S-1 (in Shares)		1,449,916
Series C Preferred stock dividends			(225,000)		(225,000)
Net loss				(5,302,205)	(5,302,205)
Balance at Sep. 30, 2024	$ 319,000	$ 1,187	117,497,385	(105,463,096)	12,354,476
Balance (in Shares) at Sep. 30, 2024	106,333	11,863,537
Issuance of stock options for services			1,235,207		1,235,207
Balance at Jun. 30, 2024	$ 319,000	$ 220	113,589,568	(103,944,291)	9,964,497
Balance (in Shares) at Jun. 30, 2024	106,333	2,193,587
Stock based compensation expense			411,895		411,895
Cancellation of common stock
Cancellation of common stock (in Shares)		(50)
Fees incurred in connection with equity offerings			(928,529)		(928,529)
Warrants exercised for common stock		$ 822	7,398		8,220
Warrants exercised for common stock (in Shares)		8,220,084
Sale of common stock, warrants and pre-funded warrants pursuant to a registration statement on Form S-1		$ 145	4,492,053		4,492,198
Sale of common stock, warrants and pre-funded warrants pursuant to a registration statement on Form S-1 (in Shares)		1,449,916
Series C Preferred stock dividends			(75,000)		(75,000)
Net loss				(1,518,805)	(1,518,805)
Balance at Sep. 30, 2024	$ 319,000	$ 1,187	$ 117,497,385	$ (105,463,096)	$ 12,354,476
Balance (in Shares) at Sep. 30, 2024	106,333	11,863,537